Significant asset purchase agreements (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Significant asset purchase agreements [Abstract]
Detailed Information About Significant Asset purchase Agreement Explanatory [Table Text Block]
Tabulated below are certain significant asset purchase agreements entered into by the Company during its fiscal years ended March 31, 2016, 2017 and 2018:

Month and Year	Counterparty	Brief particulars of the asset / agreement	Useful life	Carrying value as at March 31, 2018
June 2015	UCB India Private Limited and affiliates	Purchase of a select portfolio of established products business in the territories of India, Nepal, Sri Lanka and Maldives to strengthen our presence in the areas of dermatology, respiratory and pediatric products, all for a total purchase consideration of Rs.8,000.	9 to 15 years	Rs.	6,081
September 2015	Hatchtech Pty Limited	Purchase of intellectual property rights of an innovative prescription head lice product, Xeglyze™ lotion. Consideration was an upfront amount of Rs.606 plus certain milestone-based payments.	Not available for use yet	Rs.	1,011
November 2015	Alchemia Limited	Purchase of worldwide, exclusive intellectual property rights to fondaparinux sodium, all for an aggregate consideration of Rs.1,158.	4 years	Rs.	459
March 2016	XenoPort, Inc.	Purchase of exclusive U.S. rights for the development and commercialization of XenoPort’s clinical stage oral new chemical entity, all for an aggregate consideration of Rs.3,159. The Company plans to develop the in-licensed compound as a potential treatment for moderate-to-severe chronic plaque psoriasis and for relapsing forms of multiple sclerosis.	Not available for use yet	Rs.	3,219
March 2016 and September 2017	Eisai Company Limited	Acquisition of commercialization rights for an anti-cancer biologic agent (E7777) from Eisai Company Limited. The consideration was an upfront amount plus certain milestone-based payments.	Not available for use yet	Rs.	1,065
May 2016	Ducere Pharma LLC	Purchase of certain pharmaceutical brands to strengthen the Company’s presence in the dermatology, cough-and-cold and pain therapeutic areas forming part of the Company’s OTC business in the United States, all for an aggregate consideration of Rs.1,148.	15 years	Rs.	980
November 2016	Gland Pharma Limited	Acquisition of the rights to in-license, market and distribute eight injectable ANDAs, all for an aggregate consideration of U.S.$5.9.	Not available for use yet	Rs.	231